Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Other Intangible Assets

Goodwill and other intangible assets consisted of the following:

	December 31,
	2017	2016
Goodwill:	(In thousands)
Domestic resorts	$457,867	$457,867
MGM China	1,348,664	1,359,252
	$1,806,531	$1,817,119
Indefinite-lived intangible assets:
Detroit development rights	$98,098	$98,098
Trademarks, license rights and other	312,022	312,022
Total indefinite-lived intangible assets	410,120	410,120
Finite-lived intangible assets:
MGM Grand Paradise gaming subconcession	4,478,911	4,514,073
Less: Accumulated amortization	(1,180,908)	(1,024,185)
	3,298,003	3,489,888
MGM Macau land concession	84,076	84,736
Less: Accumulated amortization	(27,870)	(23,817)
	56,206	60,919
MGM China customer lists	127,969	128,974
Borgata customer list	22,000	22,000
Less: Accumulated amortization	(145,569)	(135,574)
	4,400	15,400
Maryland license, Massachusetts license and other intangible assets	136,127	136,127
Less: Accumulated amortization	(26,896)	(24,748)
	109,231	111,379
Total finite-lived intangible assets, net	3,467,840	3,677,586
Total other intangible assets, net	$3,877,960	$4,087,706

Summary of Changes in Company's Goodwill by Reportable Segment

Goodwill. A summary of changes in the Company’s goodwill by reportable segment is as follows for 2017 and 2016:

	2017
	Balance at January 1	Acquisitions	Currency exchange	Balance at December 31
	(In thousands)
Goodwill, net by reportable segment:
Domestic resorts	$457,867	$—	$—	$457,867
MGM China	1,359,252	—	(10,588)	1,348,664
	$1,817,119	$—	$(10,588)	$1,806,531

	2016
	Balance at January 1	Acquisitions	Currency exchange	Balance at December 31
	(In thousands)
Goodwill, net by reportable segment:
Domestic resorts	$70,975	$386,892	$—	$457,867
MGM China	1,359,792	—	(540)	1,359,252
	$1,430,767	$386,892	$(540)	$1,817,119

Schedule of Estimated Future Amortization	Estimated future amortization is as follows:

Years ending December 31,	(In thousands)
2018	$176,432
2019	176,755
2020	176,755
2021	176,755
2022	176,755
Thereafter	2,584,388
$3,467,840